Leases (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	R$ 2,619,203	R$ 2,191,339
Additions	600,851	461,786
Disposals	(87,063)	(26,482)
Monetary correction hyperinflation	6,448	14,455
Exchange rate variation	(29,432)	(21,895)
Right-of-use assets at ending	3,110,007	2,619,203
Transfers
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	4,832,990	3,936,141
Additions	1,420,083	1,178,711
Disposals	(1,012,529)	(266,294)
Monetary correction hyperinflation	19,793	29,561
Exchange rate variation	(63,824)	(45,129)
Right-of-use assets at ending	5,196,513	4,832,990
Transfers
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	139,740	145,394
Additions	9,330	732
Disposals	(11,883)	(2,489)
Monetary correction hyperinflation	1,286	3,534
Exchange rate variation	(8,401)	(7,431)
Right-of-use assets at ending	130,072	139,740
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	4,031,143	3,223,625
Additions	1,031,073	927,818
Disposals	(675,341)	(116,707)
Monetary correction hyperinflation	12,940	18,933
Exchange rate variation	(26,825)	(22,526)
Right-of-use assets at ending	4,345,335	4,031,143
Transfers	(27,655)
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	47,688	117,412
Additions	241,292	4,086
Disposals	(18,148)	(74,193)
Monetary correction hyperinflation	575	815
Exchange rate variation	(514)	(432)
Right-of-use assets at ending	298,548	47,688
Transfers	27,655
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	602,116	369,979
Additions	138,388	246,075
Disposals	(294,854)	(5,477)
Monetary correction hyperinflation	4,992	6,279
Exchange rate variation	(28,084)	(14,740)
Right-of-use assets at ending	422,558	602,116
Gross carrying amount [member] | Softwares [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	12,303	79,731
Additions
Disposals	(12,303)	(67,428)
Monetary correction hyperinflation
Right-of-use assets at ending		12,303
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	(2,213,787)	(1,744,802)
Additions	(819,232)	(716,925)
Disposals	925,466	239,812
Monetary correction hyperinflation	(13,345)	(15,106)
Exchange rate variation	34,392	23,234
Right-of-use assets at ending	(2,086,506)	(2,213,787)
Transfers
Accumulated impairment [member] | Land [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	(44,006)	(36,439)
Additions	(10,680)	(12,334)
Disposals	11,405	2,401
Monetary correction hyperinflation	277	1,090
Exchange rate variation	1,554	1,276
Right-of-use assets at ending	R$ (41,450)	R$ (44,006)
Average rate	7.37%	8.95%
Accumulated impairment [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	R$ (1,784,777)	R$ (1,383,968)
Additions	(574,800)	(510,875)
Disposals	597,221	104,540
Monetary correction hyperinflation	(3,786)	(10,225)
Exchange rate variation	14,260	15,751
Right-of-use assets at ending	(1,736,196)	R$ (1,784,777)
Transfers	R$ 15,686
Average rate	13.56%	5.16%
Accumulated impairment [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	R$ (27,283)	R$ (73,385)
Additions	(52,424)	(27,726)
Disposals	14,795	74,111
Monetary correction hyperinflation	(1,957)	(475)
Exchange rate variation	605	192
Right-of-use assets at ending	(81,950)	R$ (27,283)
Transfers	R$ (15,686)
Average rate	19.40%	25.60%
Accumulated impairment [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	R$ (346,907)	R$ (189,817)
Additions	(179,841)	(161,992)
Disposals	289,744	4,383
Monetary correction hyperinflation	(7,879)	(5,496)
Exchange rate variation	17,973	6,015
Right-of-use assets at ending	R$ (226,910)	R$ (346,907)
Average rate	35.27%	23.19%
Accumulated impairment [member] | Softwares [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets at beginning	R$ (10,814)	R$ (61,193)
Additions	(1,487)	(3,998)
Disposals	12,301	54,377
Right-of-use assets at ending		R$ (10,814)
Average rate		76.58%